Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	¥ 114,126	¥ 89,440
Hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	0	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Translating foreign operations reserve, balance remaining	2,496	37,927
Changes in translating foreign operations reserve	379,777	208,446
Fair value hedges [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	672,759	591,904
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	747	4,578
Fair value hedges [Member] | Stock price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	¥ 0	¥ (25)